Consolidated Statements of Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Commercial property revenue	$ 4,703	$ 5,961	$ 5,929
Hospitality revenue	1,641	2,357	2,594
Investment and other revenue	803	793	960
Total revenue	7,147	9,111	9,483
Direct commercial property expense	1,894	2,381	2,336
Direct hospitality expense	1,195	1,885	2,090
Investment and other expense	160	37	304
Interest expense	3,530	4,764	4,823
General and administrative expense	1,225	1,391	1,404
Total expenses	8,004	10,458	10,957
Fair value losses, net	(173)	(692)	(673)
Share of net earnings (losses) from equity accounted investments	882	331	(121)
Loss before income taxes	(148)	(1,708)	(2,268)
Income tax expense (benefit)	157	289	(419)
Net loss	(305)	(1,997)	(1,849)
Net loss attributable to:
Limited partners	(361)	(510)	(442)
Non-controlling interests attributable to:
Redeemable/exchangeable and special limited partnership units	(646)	(909)	(790)
FV LTIP units of the Operating Partnership	0	(1)	(1)
Interests of others in operating subsidiaries and properties	702	(577)	(616)
Net loss	$ (305)	$ (1,997)	$ (1,849)